SCHEDULE OF RECONCILIATION OF STATUTORY INCOME TAX RATES AND EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	(21.00%)	(21.00%)
State income tax benefit, net of federal benefit	(8.80%)	(8.80%)
Change in valuation allowance	29.80%	29.80%
Income taxes at effective rate